Stock-Based Compensation - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Jul. 02, 2020	Jul. 31, 2020	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 15, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of common stock for issuance					23,868,676		23,868,676		18,357,134	14,869,885
Common stock, par value					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Stock-based compensation expense					$ 4,947,000	$ 10,468,000	$ 15,889,000	$ 30,785,000	$ 40,779,000	$ 41,315,000
Accelerated units					0		664,248
Accelerating recognition cost							$ 100,000
Reversal of stock-based compensation expense							4,000,000
Number of options, granted									3,779,342
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense					$ 312,000	3,254,000	232,000	10,191,000	$ 13,167,000	14,014,000
Reversal of stock-based compensation expense							2,400,000
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense					4,635,000	$ 7,214,000	15,657,000	20,594,000	$ 27,612,000	27,301,000
Reversal of stock-based compensation expense							$ 1,600,000
Restricted Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted							245,000		2,279,994
Unrecognized stock-based compensation cost					7,000,000		$ 7,000,000		$ 23,600,000
Weighted average period of cost expected to be recognized							1 year 7 months 6 days		2 years 2 months 12 days
Total fair value of restricted stock vested							$ 900,000	$ 3,000,000	$ 3,600,000	$ 14,200,000
EmployeeStockOptionMember
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period of cost expected to be recognized							1 year 6 months 7 days		1 year 11 months 1 day
Weighted average grant-date fair value of stock options granted								$ 4.92	$ 4.88	$ 5.61
Unrecognized stock-based compensation expenses					$ 8,900,000		$ 8,900,000		$ 36,900,000
Number of options, granted							0
2018 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period									4 years
Awards contractual term									10 years
Number of shares of common stock issuable upon exercise of outstanding options									64,042
Reserved shares of common stock for issuance									0
2018 Equity Incentive Plan | Restricted Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted									6,616,772
2020 Stock Option and Grant Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period			4 years
Awards contractual term			10 years
Common stock authorized for issuance			8,008,734
Cumulative increase in number shares reserved for issuance, percentage			5.00%
Shares added to number of available shares under plan	4,663,403	160,000
Common stock issuable upon exercise of outstanding options									10,375,709
2020 Stock Option and Grant Plan | Restricted Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted									5,356,510
2020 Stock Option and Grant Plan | Stock Available For Grant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of common stock for issuance					15,091,301		15,091,301		4,182,461	4,253,680
2020 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of common stock for issuance				611,354	1,585,257		1,585,257		480,059
Percentage of payroll deductions of base salary or wages				15.00%
Percentage of maximum discount on purchase of shares of common stock				15.00%
Offering period, description									(i) on the first trading day of the offering period or (ii) the last day of any offering period. The Company utilizes the Black Scholes option pricing model to compute the fair market value of the shares and compensation expense is recognized over the offering period. Six-month offering periods commence each January 1 and July 1 during the term of the plan, with the administrator having the right to establish different offering periods.
Cumulative increase in number shares reserved for issuance, percentage				1.00%
Common stock, par value				$ 0.0001
Annual increase in number of shares reserved for issuance				1,222,707
Purchase of common stock under the employee stock purchase plan							36,337		134,243
Share issued, average price per share					$ 0.58		$ 0.58		$ 2.43
Cash received from purchases under the ESPP							$ 0	$ 300,000	$ 300,000	$ 500,000
Stock-based compensation expense							$ 0	$ 300,000	$ 300,000	$ 200,000
2020 Employee Stock Purchase Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Base salary or wages				$ 25,000